Annual Total Returns- Vanguard Total International Stock Index Fund (Institutional) [BarChart] - Institutional - Vanguard Total International Stock Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.51%)	18.28%	15.15%	(4.15%)	(4.24%)	4.70%	27.55%	(14.39%)	21.56%	11.28%